Supplementary Financial Statement Information (Details) - Schedule of other receivables and prepaid expenses - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of other receivables and prepaid expenses [Abstract]
Value Added Tax authorities	$ 26	$ 81
Advances to suppliers	329	71
Other	34	65
Total	$ 389	$ 217